Earnings Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Abstract]
Net income (loss) allocated to units	$ (6,202)	$ (446,682)
(Income) loss allocated to unvested restricted units	(1,375)	(1,219)
Net income (loss) available to common stockholders, basic	$ (7,577)	$ (447,901)
Weighted average units outstanding
Basic income (loss) per unit (in shares)	193,256,000	163,107,000
Dilutive effect of unit equivalents (in shares)	0	0
Diluted income loss per unit (in shares)	193,256,000	163,107,000
Earnings per share reconciliation
Basic income (loss) per unit (in dollars per share)	$ (0.04)	$ (2.75)
Dilutive effect of unit equivalents (in dollars per share)	$ 0	$ 0
Diluted income (loss) per unit (in dollars per share)	$ (0.04)	$ (2.75)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	2,000,000	2,000,000